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                  [Van Kampen Investments Inc. Letterhead]

                                                                        497(j)

                               October 4, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Van Kampen Reserve Fund
          Rule 497(j) Filing (File Nos. 2-50870 and 811-2482)

Ladies and Gentlemen:

     Van Kampen Reserve Fund filed via EDGAR on September 27, 2006, an electronically signed copy of Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     In connection with the effectiveness of the Registration Statement, the Registration acknowledges that the disclosure included in the Registration Statement is the responsibility of the Registrant. The Registrant further acknowledges that the action of the Commission or the staff acting pursuant to delegated authority in reviewing the Registration Statement does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the Registration Statement; and that the Registration will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 762-7126.

                                           Very truly yours,

                                           /S/ Daniel Burton

                                           Daniel Burton
                                           Assistant Secretary